Lessee, Operating Lease, Liability, Maturity (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right Of Use Assets
2023	$ 22,846
2024	7,615
Total lease payments	30,461
Less: Interest	(669)
Present value of lease liabilities	29,792	$ 39,556	$ 74,067
Amounts recognized on the balance sheet
Current lease liabilities	29,792	32,116
Long-term lease liabilities		7,440
Total lease payments	$ 29,792	$ 39,556	$ 74,067